UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/13

Date of reporting period:  12/31/12

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2012 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 54.70%
Commercial & Professional Services - 3.53%
FTI Consulting, Inc. (a)	285,327	$9,415,791
Securitas AB (b)	514,929	4,489,590
		13,905,381
Consumer Durables & Apparel - 1.79%
Iconix Brand Group, Inc. (a)	317,155	7,078,900
Consumer Services - 2.48%
Regis Corp.	119,158	2,016,153
Speedway Motorsports, Inc.	435,200	7,763,968
		9,780,121
Diversified Financials - 3.66%
Federated Investors, Inc.	201,650	4,079,380
The Bank Of New York Mellon Corp.	403,000	10,357,100
		14,436,480
Energy - 5.38%
Bill Barrett Corp. (a)	507,000	9,019,530
Patterson-UTI Energy, Inc.	654,769	12,198,346
		21,217,876
Food, Beverage & Tobacco - 3.46%
Cott Corp. (b)	463,947	3,725,494
Molson Coors Brewing Co.	232,000	9,927,280
		13,652,774
Household & Personal Products - 1.88%
American Greetings Corp.	439,329	7,420,267
Insurance - 5.92%
Aspen Insurance Holdings Ltd. (b)	301,914	9,685,401
Baldwin & Lyons, Inc. - Class B	70,272	1,676,690
Berkshire Hathaway, Inc. - Class B (a)	134,000	12,019,800
		23,381,891
Materials - 5.48%
Newmont Mining Corp.	214,630	9,967,417
Pan American Silver Corp. (b)	316,800	5,933,664
Royal Gold, Inc.	70,500	5,732,355
		21,633,436
Media - 1.59%
World Wrestling Entertainment, Inc. (c)	792,769	6,254,947
Pharmaceuticals, Biotechnology & Life Sciences - 3.96%
Bio-Rad Laboratories, Inc. (a)	96,327	10,119,151
Johnson & Johnson	78,450	5,499,345
		15,618,496
Retailing - 3.94%
Aaron's, Inc.	73,674	2,083,501
Big Lots, Inc. (a)	334,610	9,523,001
Staples, Inc.	345,000	3,933,000
		15,539,502
Software & Services - 8.85%
Amdocs Ltd. (b)	233,400	7,933,266
CSG Systems International, Inc. (a)	355,925	6,470,717
EPIQ Systems, Inc. (c)	612,066	7,822,203
ManTech International Corp.	206,660	5,360,760
Microsoft Corp.	275,000	7,350,750
		34,937,696
Technology Hardware & Equipment - 1.90%
Checkpoint Systems, Inc. (a)	223,910	2,404,794
Ingram Micro, Inc. (a)	299,521	5,067,895
		7,472,689
Telecommunication Services - 0.88%
Telephone & Data Systems, Inc.	156,769	3,470,866
TOTAL COMMON STOCKS (Cost $199,821,718)		215,801,322

	Principal Amount
CONVERTIBLE BONDS - 0.78%
Food & Staples Retailing - 0.78%
Spartan Stores, Inc.
3.375%, 05/15/2027	$3,101,000	3,071,928
TOTAL CONVERTIBLE BONDS (Cost $2,835,226)		3,071,928

CORPORATE BONDS - 21.32%
Automobiles & Components - 0.81%
Affinia Group, Inc.
10.750%, 08/15/2016	2,945,000	3,191,644
Capital Goods - 3.41%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (d)	7,526,000	7,639,643
Thermon Industries, Inc.
9.500%, 05/01/2017	5,226,000	5,800,860
		13,440,503

Commercial & Professional Services - 0.94%
ADS Tactical, Inc.
11.000%, 04/01/2018	3,648,000	3,720,960
Consumer Durables & Apparel - 1.40%
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	5,089,000	5,547,010
Consumer Services - 3.77%
Ruby Tuesday, Inc.
7.625%, 05/15/2020	7,614,000	7,271,370
Speedway Motorsports, Inc.
8.750%, 06/01/2016	7,122,000	7,611,637
		14,883,007
Energy - 4.37%
Bill Barrett Corp.
9.875%, 07/15/2016	5,665,000	6,146,525
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	4,353,000	4,483,590
PetroQuest Energy, Inc.
10.000%, 09/01/2017	6,182,000	6,398,370
PHI, Inc.
8.625%, 10/15/2018	176,000	188,320
		17,216,805
Food, Beverage & Tobacco - 1.20%
Cott Beverages, Inc.
8.125%, 09/01/2018	4,282,000	4,731,610
Household & Personal Products - 1.65%
Central Garden & Pet Co.
8.250%, 03/01/2018	2,925,000	3,093,187
The Scotts Miracle-Gro Co.
7.250%, 01/15/2018	3,174,000	3,412,050
		6,505,237
Materials - 0.63%
Intertape Polymer US, Inc.
8.500%, 08/01/2014	2,479,000	2,479,000

Media - 0.76%
Scholastic Corp.
5.000%, 04/15/2013	2,977,000	2,988,164
Pharmaceuticals, Biotechnology & Life Sciences - 0.48%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	1,739,000	1,890,298
Transportation - 1.90%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	4,636,000	5,006,880
Swift Services Holdings, Inc.
10.000%, 11/15/2018	2,282,000	2,504,495
		7,511,375

TOTAL CORPORATE BONDS (Cost $83,292,953)		84,105,613

Total Investments (Cost $285,949,897) - 76.80%		302,978,863
Other Assets in Excess of Liabiliies - 23.20%		91,533,049
TOTAL NET ASSETS - 100.00%		$394,511,912

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Variable rate security. The rate shown is as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
December 31, 2012 (Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation
Morgan Stanley	5/20/2013	U.S. Dollars	5,145,924	Swedish Krona	35,000,000	$(220,212)
						$(220,212)
The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2012 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 49.99%
Commercial & Professional Services - 5.96%
FTI Consulting, Inc. (a)	737,442	$24,335,586
Securitas AB (b)	2,155,400	18,792,613
		43,128,199
Consumer Durables & Apparel - 1.26%
Iconix Brand Group, Inc. (a)	407,100	9,086,472
Consumer Services - 1.85%
International Speedway Corp. - Class A	315,109	8,703,311
Speedway Motorsports, Inc.	264,149	4,712,418
		13,415,729
Energy - 6.78%
Bill Barrett Corp. (a)	852,006	15,157,187
Newfield Exploration Co. (a)	701,585	18,788,446
Patterson-UTI Energy, Inc.	812,712	15,140,824
		49,086,457
Food, Beverage & Tobacco - 0.44%
Cott Corp. (b)	398,532	3,200,212
Household & Personal Products - 1.60%
American Greetings Corp.	683,386	11,542,389
Insurance - 3.79%
AMERISAFE, Inc. (a)	143,687	3,915,471
Aspen Insurance Holdings Ltd. (b)	600,181	19,253,806
Baldwin & Lyons, Inc. - Class B	177,078	4,225,081
		27,394,358
Materials - 2.01%
Pan American Silver Corp. (b)	776,975	14,552,742
Media - 2.01%
World Wrestling Entertainment, Inc. (c)	1,846,913	14,572,144
Pharmaceuticals, Biotechnology & Life Sciences - 3.16%
Bio-Rad Laboratories, Inc. (a)	217,615	22,860,456
Retailing - 3.64%
Aaron's, Inc.	388,790	10,994,981
Big Lots, Inc. (a)	540,106	15,371,417
		26,366,398
Software & Services - 12.94%
Amdocs Ltd. (b)	570,321	19,385,211
CSG Systems International, Inc. (a)	433,654	7,883,830
EPIQ Systems, Inc. (c)	1,460,074	18,659,746
Global Payments, Inc.	512,129	23,199,443
ManTech International Corp.	847,918	21,994,993
TeleTech Holdings, Inc. (a)	144,716	2,575,945
		93,699,168
Technology Hardware & Equipment - 3.33%
Ingram Micro, Inc. (a)	1,424,583	24,103,944
Telecommunication Services - 1.22%
Telephone & Data Systems, Inc.	398,613	8,825,292
TOTAL COMMON STOCKS (Cost $342,510,595)		361,833,960

REAL ESTATE INVESTMENT TRUST - 1.59%
Real Estate - 1.59%
Potlatch Corp.	294,222	11,530,560
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $8,420,426)		11,530,560

Total Investments (Cost $350,931,021) - 51.58%		373,364,520
Other Assets in Excess of Liabiliies - 48.42%		350,531,657
TOTAL NET ASSETS - 100.00%		$723,896,177

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Open Forward Currency Contracts
December 31, 2012 (Unaudited)

Counterparty of Contract	Forward Expiration Date	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Depreciation
J.P. Morgan	1/10/2013	U.S. Dollars	11,756,374	Swedish Krona	83,000,000	$(1,003,612)
						$(1,003,612)
The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2012 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 1.72%
Media - 0.89%
World Wrestling Entertainment, Inc. (a)	118,525	$935,162
Software & Services - 0.83%
ManTech International Corp.	33,300	863,802
TOTAL COMMON STOCKS (Cost $1,837,754)		1,798,964
	Principal Amount
CONVERTIBLE BOND - 3.82%
Food & Staples Retailing - 3.82%
Spartan Stores, Inc.
3.375%, 05/15/2027	$4,043,000	4,005,097
TOTAL CONVERTIBLE BOND (Cost $3,603,758)		4,005,097

CORPORATE BONDS - 47.68%
Automobiles & Components - 1.55%
Affinia Group, Inc.
10.750%, 08/15/2016	1,499,000	1,624,541
Capital Goods - 8.39%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (b)	4,651,000	4,721,230
Thermon Industries, Inc.
9.500%, 05/01/2017	3,660,000	4,062,600
		8,783,830
Commercial & Professional Services - 1.40%
ADS Tactical, Inc.
11.000%, 04/01/2018	1,432,000	1,460,640
Consumer Durables & Apparel - 3.46%
Smith & Wesson Holding Corp.
9.500%, 01/14/2016	3,327,000	3,626,430
Consumer Services - 6.23%
Ruby Tuesday, Inc.
7.625%, 05/15/2020	2,636,000	2,517,380
Speedway Motorsports, Inc.
8.750%, 06/01/2016	3,749,000	4,006,744
		6,524,124
Energy - 10.70%
Bill Barrett Corp.
9.875%, 07/15/2016	3,916,000	4,248,860
EPL Oil & Gas, Inc.
8.250%, 02/15/2018	2,950,000	3,038,500
PetroQuest Energy, Inc.
10.000%, 09/01/2017	3,662,000	3,790,170
PHI, Inc.
8.625%, 10/15/2018	117,000	125,190
		11,202,720
Food, Beverage & Tobacco - 3.32%
Cott Beverages, Inc.
8.125%, 09/01/2018	3,146,000	3,476,330
Household & Personal Products - 3.62%
Central Garden & Pet Co.
8.250%, 03/01/2018	1,890,000	1,998,675
The Scotts Miracle-Gro Co.
7.250%, 01/15/2018	1,669,000	1,794,175
		3,792,850
Materials - 1.23%
Intertape Polymer US, Inc.
8.500%, 08/01/2014	1,288,000	1,288,000
Media - 1.79%
Scholastic Corp.
5.000%, 04/15/2013	1,868,000	1,875,005
Pharmaceuticals, Biotechnology & Life Sciences - 2.34%
Bio-Rad Laboratories, Inc.
8.000%, 09/15/2016	2,253,000	2,449,018
Transportation - 3.65%
Quality Distribution LLC / QD Capital Corp.
9.875%, 11/01/2018	2,000,000	2,160,000
Swift Services Holdings, Inc.
10.000%, 11/15/2018	1,514,000	1,661,615
		3,821,615
TOTAL CORPORATE BONDS (Cost $49,132,241)		49,925,103

Total Investments (Cost $54,573,753) - 53.22%		55,729,164
Other Assets in Excess of Liabiliies - 46.78%		48,984,762
TOTAL NET ASSETS - 100.00%		$104,713,926

Percentages are stated as a percent of net assets.
(a)	Affiliated company. See Footnote 3.
(b)	Variable rate security. The rate shown is as of December 31, 2012.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2012 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 70.95%
Commercial & Professional Services - 4.18%
FTI Consulting, Inc. (a)	44,975	$1,484,175
Consumer Durables & Apparel - 1.04%
Iconix Brand Group, Inc. (a)	16,600	370,512
Consumer Services - 5.88%
International Speedway Corp.	30,260	835,781
Regis Corp.	20,406	345,269
Speedway Motorsports, Inc.	50,760	905,559
		2,086,609
Diversified Financials - 5.58%
Federated Investors, Inc.	28,201	570,506
The Bank Of New York Mellon Corp.	54,810	1,408,617
		1,979,123
Energy - 7.02%
Bill Barrett Corp. (a)	48,870	869,397
Newfield Exploration Co. (a)	27,150	727,077
Patterson-UTI Energy, Inc.	47,980	893,868
		2,490,342
Food, Beverage & Tobacco - 3.94%
Molson Coors Brewing Co.	32,640	1,396,666
Health Care Equipment & Services - 1.51%
CR Bard, Inc.	5,490	536,593
Household & Personal Products - 2.17%
American Greetings Corp.	45,521	768,850
Insurance - 2.57%
Aspen Insurance Holdings Ltd. (b)	28,500	914,280
Materials - 2.51%
Pan American Silver Corp. (b)	47,510	889,862
Media - 2.27%
World Wrestling Entertainment, Inc. (c)	102,231	806,603
Pharmaceuticals, Biotechnology & Life Sciences - 4.51%
Bio-Rad Laboratories, Inc. (a)	9,741	1,023,292
Johnson & Johnson	8,225	576,572
		1,599,864
Retailing - 4.51%
Big Lots, Inc. (a)	18,700	532,202
Staples, Inc.	93,600	1,067,040
		1,599,242
Software & Services - 13.55%
Amdocs Ltd. (b)	20,580	699,514
CSG Systems International, Inc. (a)	37,695	685,295
EPIQ Systems, Inc. (c)	67,170	858,433
Global Payments, Inc.	18,610	843,033
Microsoft Corp.	37,030	989,812
SAIC, Inc.	64,710	732,517
		4,808,604
Technology Hardware & Equipment - 6.73%
Dell, Inc.	101,310	1,026,270
Ingram Micro, Inc. (a)	63,123	1,068,041
Tellabs, Inc.	128,220	292,342
		2,386,653
Telecommunication Services - 2.98%
Telephone & Data Systems, Inc.	47,838	1,059,133
TOTAL COMMON STOCKS (Cost $23,887,569)		25,177,111

REAL ESTATE INVESTMENT TRUST - 2.86%
Real Estate - 2.86%
Potlatch Corp.	25,870	1,013,845
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $781,679)		1,013,845

Total Investments (Cost $24,669,248) - 73.81%		26,190,956
Other Assets in Excess of Liabilities - 26.19%		9,293,472
TOTAL NET ASSETS - 100.00%		$35,484,428

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.

The accompanying footnotes are an integral part of these Schedules of Investments.

Footnotes to the Schedules of Investments
December 31, 2012 (Unaudited)

1. Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  These securities will generally be classified as Level 2 securities.

Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

The Intrepid Capital Fund
Total Common Stocks*	$215,801,322	$-	$-	$215,801,322
Total Convertible Bonds*	-	3,071,928	-	3,071,928
Total Corporate Bonds*	-	84,105,613	-	84,105,613

Total Investments in Securities	$215,801,322	$87,177,541	$-	$302,978,863

Other Financial Instruments**
Total Forward Currency Contracts	$-	$(220,212)	$-	$(220,212)

The Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$361,833,960	$-	$-	$361,833,960
Total Real Estate Investment Trust	11,530,560	-	-	11,530,560

Total Investment in Securities	$373,364,520	$-	$-	$373,364,520

Other Financial Instruments**
Total Forward Currency Contracts	$-	$(1,003,612)	$-	$(1,003,612)

The Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,798,964	$-	$-	$1,798,964
Total Convertible Bond*	-	4,005,097	-	4,005,097
Total Corporate Bonds*	-	49,925,103	-	49,925,103

Total Investment in Securities	$1,798,964	$53,930,200	$-	$55,729,164

The Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$25,177,111	$-	$-	$25,177,111

Total Real Estate Investment Trust	1,013,845	-	-	1,013,845

Total Investment in Securities	$26,190,956	$-	$-	$26,190,956

* For further information regarding security characteristics, please see the Schedules of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the instrument.

There were no transfers of securities between levels during the period ended December 31, 2012.  The Funds did not hold any level 3 securities during the period ended December 31, 2012.  The Funds recognize transfers between levels at the end of the reporting period.

Derivative Instruments and Hedging Activities

The Funds' adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to exchange rate risk.  At December 31, 2012, the Intrepid Capital Fund and the Intrepid Small Cap Fund held derivative instruments.

The Intrepid Capital Fund, the Intrepid Small Cap Fund, and the Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non- U.S. dollar denominated assets.  In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance.

The use of these contracts does not create leverage in the Funds.

Balance Sheet - Values of Forward Currency Contracts as of December 31, 2012

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Capital Fund
Forward Currency Contracts	N/A	$-	Depreciation of forward currency contracts	$(220,212)
Total		$-		$(220,212)

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Intrepid Small Cap Fund
Forward Currency Contracts	N/A	$-	Depreciation of forward currency contracts	$(1,003,612)
Total		$-		$(1,003,612)

The average monthly notional amount of forward currency contracts during the period ended December 31, 2012 were as follows:

Long Positions	Intrepid Capital Fund		Intrepid Small Cap Fund
Forward currency contracts	$1,689,359		$-

Short Positions	Intrepid Capital Fund		Intrepid Small Cap Fund
Forward currency contract	$(5,097,282)		$(11,756,374)

Derivative Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2012 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid All Cap Fund (collectively the "Funds"), were as follows*:

		Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
	Cost of Investments	$285,949,897	$350,931,021	$54,573,753	$24,669,248
	Gross unrealized appreciation	$27,440,179	$42,874,532	$1,480,772	$2,715,845
	Gross unrealized depreciation	(10,411,213)	(20,441,033)	(325,361)	(1,194,137)
	Net unrealized appreciation	$17,028,966	$22,433,499	$1,155,411	$1,521,708

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

3.	Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2012 through December 31, 2012.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2012	Additions	Reductions	at December 31, 2012	Income	Loss	December 31, 2012	December 31, 2012
American Greetings Corp. (a)	542,619	-	(103,290)	439,329	$81,393	$(324,437)	$7,420,267	$7,151,105
EPIQ Systems, Inc.	612,066	-	-	612,066	110,172	-	7,822,203	7,328,793
ManTech International Corp (a)	206,660	-	-	206,660	43,399	-	5,360,760	4,928,788
World Wrestling Entertainment, Inc.	792,769	-	-	792,769	95,132	-	6,254,947	7,259,354
					$330,096	$(324,437)	$26,858,177	$26,668,040

Intrepid Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2012	Additions	Reductions	at December 31, 2012	Income	Gain/(Loss)	December 31, 2012	December 31, 2012
American Greetings Corp. (a)	1,100,587	-	(417,201)	683,386	$138,071	$(1,014,828)	$11,542,389	$10,869,730
EPIQ Systems, Inc.	1,536,074	-	(76,000)	1,460,074	262,813	133,510	18,659,746	17,040,763
ManTech International Corp. (a)	958,703	-	(110,785)	847,918	178,063	(1,561,850)	21,994,993	26,356,002
World Wrestling Entertainment, Inc.	1,742,782	104,131	-	1,846,913	213,965	-	14,572,144	16,705,407
					$792,912	$(2,443,168)	$66,769,272	$70,971,902
Intrepid Income Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2012	Additions	Reductions	at December 31, 2012	Income	Gain/(Loss)	December 31, 2012	December 31, 2012
ManTech International Corp. (a)	33,300	-	-	33,300	$6,993	$-	$863,802	$749,160
World Wrestling Entertainment, Inc.	113,320	5,205	-	118,525	13,598	-	935,162	1,088,594
					$20,591	$-	$1,798,964	$1,837,754

Intrepid All Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at	Cost at
Issuer Name	at Oct. 1, 2012	Additions	Reductions	at December 31, 2012	Income	Loss	December 31, 2012	December 31, 2012
American Greetings Corp. (a)	58,711	-	(13,190)	45,521	$7,131	$(48,658)	$768,850	$724,569
EPIQ Systems, Inc.	81,682	-	(14,512)	67,170	13,514	(18,498)	858,433	778,040
World Wrestling Entertainment, Inc.	126,084	-	(23,853)	102,231	12,268	(46,056)	806,603	911,106
					$32,913	$(113,212)	$2,433,886	$2,413,715

(a) Security is no longer an affiliated company at December 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)              /s/ Mark F. Travis
Mark F. Travis, President

Date             2/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Mark F. Travis
Mark F. Travis, President

Date             2/19/13

By (Signature and Title)*            /s/ Donald C. White
Donald C. White, Treasurer

Date             2/19/13

* Print the name and title of each signing officer under his or her signature.